OPERATING RISK (Details)	12 Months Ended
Sep. 30, 2024
OPERATING RISK
Borrowing interest rate	6.00%
Customer concentration risk | Revenue | First largest customer
OPERATING RISK
Concentration risk percentage	36.40%
Customer concentration risk | Revenue | Second largest customer
OPERATING RISK
Concentration risk percentage	17.70%
Supplier concentration risk | Revenue | First largest supplier
OPERATING RISK
Concentration risk percentage	14.00%
Supplier concentration risk | Revenue | Second largest supplier
OPERATING RISK
Concentration risk percentage	8.00%